Convertible Note (Details Narrative) - USD ($)	Mar. 31, 2015	Feb. 27, 2015	Dec. 31, 2014	Oct. 31, 2014
Convertible promissory note			$ 1,847
Note accrues interest rate	10.00%		10.00%
Note conversion price per share		$ 0.025
Unamortized debt discount			$ 8,333
Investor [Member]
Convertible promissory note				$ 10,000
Note accrues interest rate				10.00%
Note conversion price per share				$ 0.025